Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) (10-K) - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Prepaid Expenses And Other Current Assets
Advance to vendors for raw material purchase		$ 374,033	$ 557,827
Advance to employees for business development		77,871	121,213
Allowance for doubtful accounts	$ (115,819)	(6,377)
Total prepaid expenses and other current assets, net	$ 96,791	$ 77,871	$ 679,040